Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions
Fair value of plan assets	£ 51,925	£ 48,752	£ 49,746	£ 49,229	£ 34,708
Present value of plan obligations	44,115	39,607	42,378	43,990	35,152
Funded status	7,810	9,145	7,368	5,239	(444)
Experience gains/(losses) on plan liabilities	279	(81)	(93)	794	258
Experience gains/(losses) on plan assets	3,556	(2,090)	1,728	9,254	(458)
Actual return on plan assets	£ 4,930	£ (848)	£ 3,013	£ 10,708	£ 749
Actual return on plan assets - %	10.10%	(1.70%)	6.10%	30.90%	2.20%
Main Scheme
Pensions
Fair value of plan assets	£ 46,555	£ 43,806	£ 44,652	£ 43,824	£ 30,703
Present value of plan obligations	39,669	35,466	37,937	38,851	30,966
Funded status	6,886	8,340	6,715	4,973	(263)
Experience gains/(losses) on plan liabilities	275	(122)	(107)	658	233
Experience gains/(losses) on plan assets	3,021	(1,891)	1,580	8,562	(415)
Actual return on plan assets	£ 4,266	£ (768)	£ 2,735	£ 9,872	£ 703
Actual return on plan assets - %	9.70%	(1.70%)	6.20%	32.20%	2.30%